Discontinued Operation - Schedule of Operations and Cash Flows of Discontinued Operation (Details) - 12 months ended Mar. 31, 2023 - Discontinued Operations [Member]		HKD ($)	USD ($)
Discontinued Operation [Line Items]
Revenue
Cost of revenue – depreciation		(1,950,192)	(248,435)
Gross profit		(1,950,192)	(248,435)
Loan interest income (note 10)		441,863	56,289
Gain on waiver of amount due to vendors (note a)	[1]	5,702,300	726,416
Operating expense		(60,000)	(7,643)
Income before income tax expenses		4,133,971	526,627
Income tax expenses
Net income		4,133,971	526,627
Net cash used in operating activities – discontinued operation		(60,000)	(7,643)
Net cash generated from operating activities – discontinued operation		$ 7,000,000	$ 891,731

[1]	On December 7, 2021 and December 8, 2021, the Company entered contracts with a vendor to purchase cold storage property and equipment at a cost of HK$23,402,300 (US$2,981,223). The Company obtained the control of the cold storage equipment on January 15, 2022. On January 31, 2023, the Company and the vendor entered a waiver agreement to waive an outstanding balance of HK$5,702,300 (US$726,416).